Segmented Information (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	$ 4,422	$ 8,019	$ 5,858
Major Customer Accounting For More Than 10 Percent of Revenues [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of Customers | item	1	1	1
Revenues, net of royalties	$ 446	$ 1,043	$ 815
Canadian Division [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Amount Reclassified from Transportation and Processing to Production, Mineral and Other Taxes		9	9
Amount Reclassifed from Operating to Production, Mineral and Other Taxes		40	36
USA Division [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Amount Reclassifed from Operating to Production, Mineral and Other Taxes		28	6
Canada [Member] | Major Customer Accounting For More Than 10 Percent of Revenues [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	138
Canada [Member] | Customers Outside of Canada [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	153	338	243
United States [Member] | Major Customer Accounting For More Than 10 Percent of Revenues [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	308
Canadian Division [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	$ 1,822	$ 3,310	$ 2,824